UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-21237

Unified Series Trust

431 North Pennsylvania, Indianapolis, IN 46204

Freddie Jacobs, Jr.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ACM Convertible

Securities Fund

Annual Report

December 31, 2005

Fund Advisor:

Ariston Capital Management Corporation

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

For a prospectus and more information, including charges and expenses call 1-888-387-2273. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

ACM Convertible Securities Fund

Management Discussion and Analysis of Fund Performance

Our Fund was ranked as the top performing convertible securities fund for 2005 in the Lipper, Inc. convertible securities fund category. This is the fourth year in the last dozen years that our Fund was ranked number one. The Fund’s total return was 12.60% for the year compared to the average return of 2.94% for the other funds included by Lipper in this category.1 The Fund’s return was higher than both the 4.92% return of the S&P 500 Index and the 2.13% return of the NASDAQ Composite Index (unlike the Fund’s returns, which are net of all fees and expenses, the indices’ returns do not include any deductions for fees or expenses). Our Fund’s performance over the last year largely resulted from the successful application of our investment style that emphasizes a concentrated portfolio invested in a select group of companies that have demonstrated a history of superior earnings growth. The Fund’s portfolio continues to be overweighted in technology, biotechnology, pharmaceutical and consumer discretionary companies when compared to its peer group and the broader stock indices.

Looking ahead to the New Year, we believe that the bull market in stocks that started in late 2002 has a high probability of reaccelerating producing a significant rally. We base this opinion on many factors as well as our 30 years of experience as a portfolio manager. We believe the stock market is very undervalued. Consider that since the third quarter of 2001, corporate profits have surged 80%, long term interest rates have fallen, and yet, the S&P 500 Index is up less than 8%. We have seen 10 quarters of year-over-year double digit increases in earnings and yet the stock market has barely reacted. The valuation model discounting the S&P 500 Index earnings by the current yield of the 10-year Treasury note shows stocks selling at a huge discount of 34%. We believe a primary reason for the tepid performance of the stock market over the last two years is that the collective investment community is still traumatized by the bear market devastation from several years back. The psychological scars have not fully healed, creating an overly defensive and cautious investment environment.

Our investment style has always emphasized investing in established companies with superior long-term growth trends that are franchise leaders in rapidly growing industries. We look for companies that are very profitable and have large cash reserves, have seasoned owners/managers, and whose earnings growth is several times faster than the earnings growth of the overall stock market. We have always concentrated the portfolio in our best ideas. While this means our Fund’s portfolio is more concentrated and has the potential for higher volatility than the average convertible securities fund, we believe it can lead to superior results in the long-term.

Our Fund is currently invested in select companies that are uniquely positioned to benefit from several mega-trends that are driven by irreversible transformations within the economy. These include the digital, mobile lifestyle trend (Qualcomm, Analog Devices, M-Systems Flash, Comverse Technology), innovative healthcare solutions trend (Genzyme, Gilead Sciences, Celgene Corp.), healthcare cost containment trend (Teva Pharmaceuticals), internet coming of age trend (Yahoo!), and the leisure trend (GTECH Holdings, Shuffle Master).

We are excited about our Fund’s portfolio and its prospects in the future. We have invested our liquid capital and retirement savings in our Fund along side the investments of our fellow shareholders.

We appreciate your continued support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment in the Fund. Please feel free to contact us.

ARISTON CAPITAL MANAGEMENT CORP.

Richard B. Russell, President

January 12, 2006

_________________________

1Lipper Inc. – A Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical with capital gains and dividends reinvested. Rankings were for the one-year period ended December 31, 2005. The Fund ranked first of 72 funds included in the Lipper convertible securities fund category. The Fund previously was ranked #1 in 2003, 1999, and 1994 out of 70, 59 and 24 funds, respectively. Past performance is no guarantee of future results. Your Fund shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Returns

For periods ended December 31, 2005

	1 Year	3 Years	5 Years	10 Years

ACM Convertible Securities Fund*	+12.60%	+18.58%	-2.88%	+5.80%
NASDAQ Composite Index **	+2.13%	+18.88%	-1.76%	+8.12%
Standard & Poor’s 500 Index**	+4.92%	+14.37%	+0.53%	+9.06%

Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-387-2273.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assumes reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 and NASDAQ Composite Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on December 31, 1993 and held through December 31, 2005. The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in each index plus the reinvestment of dividends and are not annualized. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the ACM Convertible Securities Fund, and to obtain performance data current to the most recent month end, please call 1-888-387-2273. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Distributed by Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204. Member NASD, SIPC.

Fund Holdings – (unaudited)

1As a percentage of net assets

2Convertible securities at the time of purchase

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. Under normal circumstances, at least 80% of the Fund’s assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

Availability of Portfolio Schedule – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and trustee expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2005) and held for the entire period (through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

ACM Convertible Securities Fund	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period ended* July 1 – December 31, 2005
Actual	$1,000.00	$1,160.05	$12.26
Hypothetical (5% return before expenses)	$1,000.00	$1,013.85	$11.43

*Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

ACM Convertible Securities Fund
Schedule of Investments
December 31, 2005

Common Stocks - 60.49%	Shares	Value
Biological Products - 30.01%		
Genzyme Corp. (a)	16,000	$ 1,132,480
Gilead Sciences, Inc. (a)	16,000	842,080
		1,974,560
Radio, TV Broadcasting & Communications Equipment - 17.02%		
QUALCOMM, Inc.	26,000	1,120,080
Semiconductors & Related Devices - 13.46%		
Analog Devices, Inc.	24,700	885,989
TOTAL COMMON STOCKS (Cost $1,157,427)		3,980,629

Convertible Corporate Bonds - 39.03%	Principal Amount	Value
Computer Storage Devices - 5.22%		
M-Systems Finance NV, 1.00%, 03/01/2035	$ 270,000	343,575
Miscellaneous Manufacturing Industries - 1.60%		
Shuffle Master, Inc., 1.250%, 04/15/2024	100,000	105,250
Pharmaceutical Preparations - 17.33%		
Celgene Corp., 1.750%, 06/01/2008	200,000	539,250
TEVA Pharmaceutical Industries, Ltd., 0.750%, 11/15/2022	300,000	601,554
		1,140,804
Services - Computer Integrated Systems Design - 5.55%		
Yahoo Inc., 0.00%, 04/01/2008 (a)	190,000	365,038
Services - Computer Programming, Data Processing, Etc. - 7.03%		
Gtech Holdings Corp., 1.75%, 12/15/2021	200,000	462,750
Telephone & Telegraph Apparatus - 2.30%		
Comverse Technology, Inc., 0.000%, 05/15/2023 (a)	100,000	151,375
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,981,651)		2,568,792
TOTAL INVESTMENTS (Cost $3,139,078) - 99.52%		$ 6,549,421
Other assets in excess of liabilities - 0.48%		31,418
TOTAL NET ASSETS - 100.00%		$ 6,580,839

(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Financial Highlights
(For a share outstanding during the period)

	Year ended December 31, 2005	Year ended December 31, 2004	Year ended December 31, 2003	Year ended December 31, 2002	Year ended December 31, 2001
Selected Per Share Data					
Net asset value, beginning of period	$ 16.35	$ 16.11	$ 11.04	$ 15.72	$ 21.31
Income from investment operations					
Net investment income (loss)	(0.41)	(0.55)	(0.40)	(0.27)	(0.52)
Net realized and unrealized gain (loss)	2.47	0.79	5.47	(4.41)	(5.07)
Total from investment operations	2.06	0.24	5.07	(4.68)	(5.59)
Net asset value, end of period	$ 18.41	$ 16.35	$ 16.11	$ 11.04	$ 15.72
Total Return (a)	12.60%	1.49%	45.92%	-29.77%	-26.23%
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 6,581	$ 6,271	$ 8,951	$ 5,975	$ 10,293
Ratio of expenses to average net assets	2.25%	2.25%	2.24%	2.28%	2.37%
Ratio of expenses to average net assets before waiver & reimbursement	2.25%	2.25%	2.24%	2.28%	2.37%
Ratio of net investment income (loss) to average net assets	(2.42)%	(2.94)%	(2.94)%	(2.23)%	(3.07)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	(2.42)%	(2.94)%	(2.94)%	(2.23)%	(3.07)%
Portfolio turnover rate	19.82%	9.68%	57.93%	43.59%	26.17%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund

Notes to the Financial Statements

December 31, 2005

NOTE 1. ORGANIZATION

ACM Convertible Securities Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002, under the name Ariston Convertible Securities Fund. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. On May 2, 2003 the Fund changed its name from Ariston Convertible Securities Fund to ACM Convertible Securities Fund. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment objective of the Fund is total return. The investment advisor to the Fund is Ariston Capital Management Corporation (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Convertible securities are valued at the greater of the value determined as described herein for fixed income securities or the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph).

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net taxable income. If the required amount of net taxable income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method.

ACM Convertible Securities Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2005, net investment loss of $148,361 was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets minus the expenses of the non-interested trustees and any 12b-1 fees (there were none). It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. For the period January 1, 2004 through December 31, 2005, the Advisor has contractually agreed to waive its fee, and reimburse Fund expenses, to the extent necessary that “Total Annual Fund Operating Expenses,” excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and any 12b-1 fees, do not exceed 2.25%. For the fiscal year ended December 31, 2005, the Advisor earned a fee of $131,875. At December 31, 2005, the Fund owed the Advisor $10,944 for its advisory services.

The Fund retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund for the fiscal year ended December 31, 2005, per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (“UFS”) (the parent of Unified).

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2005. A Trustee and certain officers of the Trust have an ownership interest in UFS (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and U.S. government obligations were as follows:

ACM Convertible Securities Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 4. INVESTMENTS - continued

As of December 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $3,139,078.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, no shareholder held over 25% of the Fund’s shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,177,355, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions in the fiscal years ended December 31, 2005 and 2004.

ACM Convertible Securities Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

To the Shareholders and Trustees

ACM Convertible Securities Fund

(a Series of the Unified Series Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the ACM Convertible Securities Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two year in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy and Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy and Associates CPA’s Inc., expressed unqualified opinions on those financial statements and highlights

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Fund’s custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ACM Convertible Securities Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 21, 2006

TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees

Name, Address*, (Date of Birth), Position with Fund Complex**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005. Chairman of the Investment Committee for W.H. Donner Foundation and W.H. Donner Canadian Foundation since June 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975)**** Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust is not part of a Fund Complex. The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 387-2273 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 387-2273 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

APPROVAL OF ADVISORY AGREEMENT

(Unaudited)

The Agreement between the Advisor and the Trust was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”), at an in-person meeting held on September 11 and 12, 2005. In their consideration of the Agreement, the Trustees requested, reviewed in advance of the meeting and discussed at the meeting, materials furnished by the Advisor, including current financial statements of the Advisor; form ADV part II, which discusses the Advisor’s policies and procedures regarding best execution, trade allocation, use of soft dollars, code of ethics and insider trading policies, and a representation from the Advisor that it is not involved in any material legal proceedings or securities enforcement proceedings; and a copy of the Agreement.

In determining whether to renew the Management Agreement, the Trustees primarily considered that: (1) the Fund consistently has been a top performer in its category and that it had outperformed the NASDAQ Composite for the three and five years ending June 30, 2005; (2) the Advisor has agreed to continue capping Fund expenses; (3) the Advisor does not intend to activate the Fund’s 12b-1 plan; (4) although the Fund’s management fee is higher than the average management fee of its peer group, the management fee is reasonable given the Advisor’s unique investment strategy and expertise in investing in convertible securities, the Fund’s excellent performance results and the Advisor’s agreement to pay all Fund expenses (with limited exceptions). As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

FUND’S ADVISER

Ariston Capital Management Corporation

40 Lake Bellevue Drive

Suite 220

Bellevue, WA 98005

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Crawford Dividend Growth Fund

Annual Report

December 31, 2005

Fund Advisor:

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW, Suite 1650

Atlanta, Georgia 30339

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

Management’s Discussion and Analysis

For the twelve months ending December 31, 2005, the Crawford Dividend Growth Fund Class C shares returned -4.54% and Class I shares returned -3.74%. During the course of 2005, it was the Fund’s policy to remain fully invested in common stocks, which we classify as 95% or greater.

For the first nine months of 2005, the Fund’s performance was negatively impacted by investors’ preference for lower quality securities. Additionally, most economic sectors of the market with the exception of Energy and Utilities generated negative or slightly positive returns. For the first 9 months of 2005, the energy stocks inside the Russell 1000 Value returned 41.70% and Utilities returned 21.77%. The Fund has no exposure to Utilities and a below benchmark weight in Energy. Companies in each of these economic sectors tend not to provide the consistent earnings and dividend growth that we find attractive.

Just as quality and sector representation hurt the return pattern in the first three quarters of 2005, in the fourth quarter these trends reversed themselves and were a positive influence to the return pattern. Our investment philosophy leads us to purchase high quality stocks with stable earnings and cash flow when we believe they represent attractive value. As such, at the end of 2005, the Fund had over 90% of its assets invested in stocks with an S&P quality rating of B+ or better. As the economy moves into the later stages of the expansion, we believe investors will be attracted to stable businesses which offer more consistent earnings growth.

We are encouraged by the Fund’s experience in the fourth quarter of 2005, and we believe it is well positioned to benefit from a continuation of investors’ preference for high quality companies. We enter 2006 with a generally favorable outlook for the capital markets. We expect the economy to continue to grow but at a slower pace in 2006 compared to 2005, and for inflation to remain well contained at the core level. We believe overall corporate earnings can improve on the order of 7% to 8%. Combined with steady valuations in the stock market and a dividend yield of 2.4%, we believe the Fund is positioned to earn reasonable returns in 2006.

Thank you for your investment in Crawford Dividend Growth Fund.

John H. Crawford, III

David B. Crawford

Portfolio Managers

Investment Results

*In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

**The S&P 500 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.  Individuals cannot invest directly in the S&P 500 Index and the Russell 1000 Value Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., member NASD.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations) and held through December 31, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Crawford Dividend Growth Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Distributed by Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 Member NASD, SIPC.

The chart above assumes an initial investment of $250,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Crawford Dividend Growth Fund, and to obtain performance data current to the most recent month end, please call 1-800-431-1716. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Distributed by Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 Member NASD, SIPC.

Fund Holdings – (unaudited)

1As a percentage of net assets

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders. The Fund may invest up to 10% of its assets in fixed income investments rated A+ or better by Standard & Poor’s, including U.S. Government securities, corporate debt securities, mortgage-backed securities and convertible securities. The Fund may invest its assets in American Depository Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security.

Availability of Portfolio Schedule – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges for Class C shares of the Fund; short-term redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2005) and held for the entire period (through December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period ended July 1 – December 31, 2005*
Actual	$1,000.00	$1,001.94	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.10

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Crawford Dividend Growth Fund – Class C	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period ended July 1 – December 31, 2005*
Actual	$1,000.00	$998.24	$10.07
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

Crawford Dividend Growth Fund
Schedule of Investments
December 31, 2005

Common Stocks - 96.48%	**Shares**	**Value**
Accident & Health Insurance - 3.41%		
AFLAC, Inc.	22,975	$ 1,066,499
Computer & Office Equipment - 3.28%		
International Business Machines Corp.	12,500	1,027,500
Construction, Mining & Materials Handling Machinery & Equipment - 3.27%		
Dover Corp.	25,300	1,024,397
Electronic & Other Electrical Equipment - 3.37%		
General Electric Co.	30,100	1,055,005
Fire, Marine & Casualty Insurance - 3.60%		
American International Group	16,500	1,125,795
Food and Kindred Products - 3.00%		
Sara Lee Corp.	49,700	939,330
Footwear (No Rubber) - 3.10%		
Wolverine World Wide, Inc.	43,200	970,272
General Industrial Machinery & Equipment - 2.96%		
Illinois Tool Works, Inc.	10,525	926,095
Household Furniture - 3.03%		
Leggett & Platt, Inc.	41,300	948,248
Malt Beverages - 3.03%		
Anheuser-Busch Co.	22,100	949,416
Millwood, Veneer, Plywood & Structural Wood Members - 3.24%		
Masco Corp.	33,600	1,014,384
National Commercial Banks - 12.35%		
Bank of America Corp.	23,250	1,072,987
Citigroup, Inc.	23,250	1,128,322
MBNA Corp.	23,875	648,445
U.S. Bancorp	34,000	1,016,260
		3,866,014
Perfumes, Cosmetics & Other Toilet Preparations - 3.37%		
Colgate Palmolive Co.	19,200	1,053,120
Petroleum Refining - 5.99%		
ChevronTexaco Corp.	16,450	933,867
Exxon Mobil Corp.	16,750	940,848
		1,874,715

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Schedule of Investments - continued
December 31, 2005

Common Stocks - 96.48% - continued	**Shares**	**Value**
Pharmaceutical Preparations - 8.85%		
Abbott Laboratories, Inc.	22,550	$ 889,147
Johnson & Johnson	15,825	951,083
Pfizer, Inc.	39,900	930,468
		2,770,698
Public Building & Related Furniture - 3.80%		
Johnson Controls, Inc.	16,300	1,188,433
Real Estate Investment Trusts - 2.91%		
Cousins Properties, Inc.	32,225	911,967
Retail - Lumber & Other Building Materials Dealers - 3.26%		
Home Depot, Inc.	25,200	1,020,096
Retail - Variety Stores - 7.21%		
Family Dollar Stores, Inc.	49,425	1,225,246
Wal Mart Stores, Inc.	22,000	1,029,600
		2,254,846
Ship, Boat Building & Repairing - 3.08%		
General Dynamics Corp.	8,450	963,722
Surety Insurance - 3.50%		
AMBAC Financial Group, Inc.	14,200	1,094,252
Telephone Communications - 3.21%		
AT&T Corp.	41,000	1,004,090
Wholesale - Durable Goods - 3.66%		
Grainger W W, Inc.	16,100	1,144,710
TOTAL COMMON STOCKS (Cost $29,188,708)		30,193,604
Money Market Securities - 2.95%		
Huntington Money Market Fund - Investment Shares, 3.13%, (a)	923,759	923,759
TOTAL MONEY MARKET SECURITIES (Cost $923,759)		923,759
TOTAL INVESTMENTS (Cost $30,112,467) - 99.43%		$ 31,117,363
Other assets in excess of liabilities - 0.57%		177,695
TOTAL NET ASSETS - 100.00%		$ 31,295,058

(a) Variable rate security, the coupon rate shown represents the rate at December 31, 2005.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund
Statement of Changes In Net Assets

Increase (Decrease) in Net Assets Due To:	**Period ended December 31, 2005**	**Period ended December 31, 2004 (a) (b)**
Operations:		
Net investment income	$ 378,475	$ 235,312
Net realized (loss) on investment securities	(390,356)	(29,605)
Change in unrealized appreciation (depreciation)	(787,218)	1,792,114
Net increase (decrease) in net assets resulting from operations	(799,099)	1,997,821
Distributions to shareholders:		
From net investment income, Class C	(2,136)	(1,641)
From net investment income, Class I	(377,417)	(241,771)
From net realized gain, Class C	(88)	(226)
From net realized gain, Class I	(7,514)	(21,928)
Change in net assets from distributions	(387,155)	(265,566)
Capital Share Transactions - Class C		
Proceeds from sale of shares	282,880	218,827
Reinvestment of distributions	2,068	1,492
Shares redeemed	(132,591)	(4,612)
Net increase in net assets resulting from Class C share transactions	152,357	215,707
Capital Share Transactions - Class I		
Proceeds from sale of shares	11,405,073	20,683,952
Reinvestment of distributions	378,388	263,430
Shares redeemed	(2,291,077)	(58,773)
Net increase in net assets resulting from Class I share transactions	9,492,384	20,888,609
Net increase in net assets resulting from share transactions	9,644,741	21,104,316
Total increase in Net Assets	8,458,487	22,836,571
Net Assets		
Beginning of year	22,836,571	-
End of year	$ 31,295,058	$ 22,836,571
Accumulated undistributed net investment income	$ -	$ -
Capital Share Transactions - C Shares		
Shares sold	26,511	21,148
Shares issued in reinvestment of distributions	194	134
Shares repurchased	(12,731)	(423)
Net increase from capital share transactions	13,974	20,859
Capital Share Transactions - I Shares		
Shares sold	1,072,316	2,012,646
Shares issued in reinvestment of distributions	35,573	23,711
Shares repurchased	(216,905)	(5,376)
Net increase from capital share transactions	890,984	2,030,981

(a) For the period January 5, 2004 (commencement of operations for Class I) to December 31, 2004.
(b) For the period January 27, 2004 (commencement of operations for Class C) to December 31, 2004.

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund - Class C
Financial Highlights
For a share outstanding during the period

	Year Ended December 31, 2005	Period Ended December 31, 2004 (a)
Selected Per Share Data		
Net asset value, beginning of period	$ 11.14	$ 10.32
Income from investment operations:		
Net investment income	0.06	0.07
Net realized and unrealized gain (loss)	(0.57)	0.84
Total from investment operations	(0.51)	0.91
Less Distributions to shareholders:		
From net investment income	(0.06)	(0.08)
From net realized gain	- (b)	(0.01)
Total distributions	(0.06)	(0.09)
Paid in capital from CDSC fees (c)	-	-
Net asset value, end of period	$ 10.57	$ 11.14
Total Return (d)	-4.54%	8.82% (e)
Ratios and Supplemental Data		
Net assets, end of period (000)	$ 368	$ 232
Ratio of expenses to average net assets before waiver & reimbursement	2.18%	6.06% (f)
Ratio of expenses to average net assets	2.00%	2.00% (f)
Ratio of net investment income to average net assets before waiver & reimbursement	0.20%	(2.61)% (f)
Ratio of net investment income to average net assets	0.37%	1.45% (f)
Portfolio turnover rate	34.53%	32.09%

(a) For the period January 27, 2004 (Commencement of Operations) to December 31, 2004
(b) Distribution rounds to less than $0.005 per share
(c) CDSC fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(e) Not annualized.
(f) Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2005

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on December 7, 2003. The Trust is a open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). Operations were authorized to commence on January 2, 2004. The investment objective of the Fund is to provide total return. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. Therefore, no federal income tax provision is required.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2005 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2005, net investment loss of $1,078 was reclassified to paid in capital.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases; however, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund’s total annual operating expenses, excluding any 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.00% of its average daily net assets through its fiscal year ending December 31, 2005. For the fiscal year ended December 31, 2005, the Advisor earned fees of $275,174 from the Fund, before waiver of fees. For the fiscal year ended December 31, 2005, the Advisor waived fees of $150,562. At December 31, 2005, there was a net payable to the Advisor for $10,253.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly-owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund’s average net assets up to $50 million, 0.07% of the Fund’s average net assets from $50 million to $100 million, 0.05% of the Fund’s average net assets from $100 million to $150 million, and 0.03% of the Fund’s average net assets from over $150 million (subject to a minimum fee of $3,125 per month). For the fiscal year ended December 31, 2005, Unified earned fees of $37,238 for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to various monthly minimum fees, the maximum of which is $2,000, plus reimbursement of out of pocket expenses). For the fiscal year ended December 31, 2005, Unified earned fees of $21,679 from the Fund for transfer agent services

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

provided to the Fund and $7,023 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund’s average net assets up to $50 million, 0.04% of the Fund’s average net assets from $50 million to $100 million, 0.03% of the Fund’s average net assets from $100 million to $150 million, and 0.02% of the Fund’s average net assets over $150 million (subject to various monthly minimum fees, the maximum of which is $2,292). For the fiscal year ended December 31, 2005, Unified earned fees of $25,431 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2005. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan for Class C shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) under which the class is authorized to incur expenses at a maximum annual rate of 1.00% of the average daily net assets for Class C, which includes up to 0.75% for distribution services and up to 0.25% for shareholder services. The expenses may include, but are not limited to, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of shares; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating the Plan. The Plan is designed to promote the sale of shares of the Fund. For the fiscal year ended December 31, 2005, Class C incurred 12b-1 expenses of $3,127.

NOTE 4. INVESTMENT TRANSACTIONS

For the fiscal year ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of December 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $30,176,398.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2005 - continued

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, Ameritrade Inc., for the benefit of its customers, owned 42.75% of the Class I shares. First Clearing, LLC, for the benefit of its customers, owned 46.92% of the Class C shares; and Morgan Keegan & Co., for the benefit of its customers, owned 53.07% of the Class C shares.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 29, 2005, the Fund paid an income distribution of $0.1315 per share to Class I shareholders of record on December 28, 2005. On May 6, 2005, the Fund paid a short-term capital gain distribution of $.0030 per share to Class I shareholders of record on May 5, 2005.

On December 29, 2005, the Fund paid an income distribution of $0.0617 per share to Class C shareholders of record on December 28, 2005. On May 6, 2005, the Fund paid a short-term capital gain distribution of $.0030 per share to Class C shareholders of record on May 5, 2005.

The tax character of distributions paid during the fiscal years 2005 and 2004 was as follows:

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

Crawford Dividend Growth Fund

Notes to the Financial Statements

December 31, 2005 - continued

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At December 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward of $393,886, which is available for offset against future net capital gains through 2013. To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

To the Shareholders and Trustees

Crawford Dividend Growth Fund

(a Series of Unified Series Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Crawford Dividend Growth Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two periods then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Crawford Dividend Growth Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 24, 2006

Independent Trustees

Name, Address*, (Date of Birth), Position with Fund Complex**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005. Chairman of the Investment Committee for W.H. Donner Foundation and W.H. Donner Canadian Foundation since June 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975)**** Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust is not part of a Fund Complex. The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov

MANAGEMENT AGREEMENT APPROVAL

(Unaudited)

The Agreement between the Advisor and the Trust was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”), at an in-person meeting held on October 17, 2005. In their consideration of the Agreement, the Trustees requested, reviewed in advance of the meeting and discussed at the meeting, materials furnished by the Advisor, including current financial statements of the Advisor; form ADV part II, which discusses the Advisor’s policies and procedures regarding best execution, trade allocation, use of soft dollars, Code of Ethics and insider trading policies, and a representation from the Advisor that it is not involved in any material legal proceedings or securities enforcement proceedings; and a copy of the Agreement.

In determining whether to renew the Management Agreement, the Trustees primarily considered that: (1) the Advisor has agreed to continue capping Fund expenses through December 31, 2006; (2) although the Fund’s management fee is slightly higher than its peer group, the Fund’s total expense ratio is substantially lower than its peer group; (3) the Advisor engages in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services that benefit the Advisor in providing portfolio management services to the Fund; (4) although the Fund’s twelve-month and since inception returns trailed the average returns of its peer group, the Board felt that this was largely attributable to the short history of the Fund, and would continue to monitor the Fund’s performance; and (5) given the Fund’s small asset base, requiring breakpoints in the management fee based on increased assets not yet realized would not be necessary at this time. As a result of their considerations, the Trustees, including the Independent Trustees, determined that the proposed Agreement (with the expense cap agreement) is in the best interests of the Fund and its shareholders.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

GJMB Growth Fund

Annual Report

December 31, 2005

Fund Advisor:

Gamble, Jones, Morphy & Bent

301 East Colorado Boulevard, Suite 802

Pasadena, California 91101

Toll Free 1-888-912-4562

Management’s Discussion & Analysis

The stock market was forced to wrestle with a number of issues in 2005. GDP and corporate earnings growth remained very solid throughout the year in spite of the devastation caused by Hurricanes Katrina and Rita. However, soaring energy prices and the Federal Reserve’s campaign to keep inflation in check by raising short-term interest rates seemed to cast a pall over the market for much of the year. In the end, the market (as represented by the Standard and Poor’s 500 Index) was able to shake off such concerns well enough to generate a modest total return of just under 5%.

The GJMB Growth Fund trailed the market slightly during 2005. The underperformance was in part due to exposure to a few stocks that had difficult years (Ford and Anheuser-Busch) and in part due to a relatively high allocation to cash and equivalents. We decided to maintain a somewhat defensive posture during the year by holding a reasonably high level of cash due to our concern over how the aforementioned issues of high energy prices and rising short-term rates would impact the consumer. As we became more and more confident in the resiliency of both the consumer in particular and the economy as a whole, we started to put more of our cash to work. We began the year with a cash allocation of just over 40% and ended the year with an allocation of just under 20%. It is our expectation to continue to bring the Fund to a more fully invested level in 2006.

We are optimistic in our outlook for the market in 2006. However, that’s not to suggest that we are without concern. In fact, the market will likely have to continue to deal with many of the same issues in 2006 as it did in 2005. High energy prices and a probable slowdown in the housing market could continue to put pressure on the consumer. In addition, the Federal Reserve will fall under new leadership during the year. Ben Bernanke will take over as Fed Chairman for the highly regarded Alan Greenspan during a critical period in which the Fed must decide whether to continue raising interest rates. In spite of these issues, we expect the economy to continue to improve. While it’s possible that consumer spending could slow down a bit, we expect businesses to begin to shoulder more of the economic load. Companies, many of which are now flush with cash, will likely look to put some of that money to work through both an increase in hiring and an increase in spending on capital projects.

We are now more comfortable with stock valuations than we have been is some time. Corporate earnings have outpaced stock gains over the last few years. As a result, the price-to-earnings ratio of the S&P 500 has fallen from a lofty level of about 40 at its peak in the late 1990s to a much more reasonable level of about 18 today. As such, we expect to have opportunities to invest in fundamentally sound companies with solid growth prospects that trade at reasonable valuations.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the S&P 500 Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., member NASD.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 (inception of the Fund) and held through December 31, 2005. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the GJMB Growth Fund, and to obtain performance data current to the most recent month end, please call 1-888-912-4562. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Distributed by Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204

Member NASD, SIPC.

FUND HOLDINGS – (unaudited)

1As a percent of net assets

AVAILABILITY OF PORTFOLIO SCHEDULE – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees and Trustee fees and expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GJMB Growth Fund	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1,023.34	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.98	$6.29

* Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

GJMB Growth Fund
Schedule of Investments
December 31, 2005

Common Stocks - 75.50%	**Shares**	**Value**
Beverages - 3.83%		
Coca Cola Co.	12,000	$ 483,720
Computer Communications Equipment - 2.71%		
Cisco Systems, Inc. (a)	20,000	342,400
Computers & Office Equipment - 3.90%		
International Business Machines Corp.	6,000	493,200
Converted Paper & Paperboard Products - 5.52%		
3M Co.	9,000	697,500
Fire, Marine & Casualty Insurance - 5.39%		
American International Group	10,000	682,300
Malt Beverages - 1.95%		
Anheuser-Busch Companies, Inc.	5,750	247,020
Motorcycles, Bicycles & Parts - 3.26%		
Harley Davidson, Inc.	8,000	411,920
National Commercial Banks - 6.17%		
Bank of America Corp.	8,500	392,275
Citigroup, Inc.	8,000	388,240
		780,515
Paper Mills - 4.24%		
Kimberly-Clark Corp.	9,000	536,850
Petroleum Refining - 10.54%		
BP Plc. (b)	7,500	481,650
Royal Dutch Petroleum Co. (b)	6,000	368,940
ChevronTexaco Corp.	8,500	482,545
		1,333,135
Pharmaceutical Preparations - 9.49%		
Abbott Laboratories	12,500	492,875
Bristol-Myers Squibb Co.	13,000	298,740
Pfizer, Inc.	17,500	408,100
		1,199,715
Radio & TV Broadcasting & Communications - 3.07%		
Qualcomm, Inc.	9,000	387,720
Savings Institutions, Not Federally Chartered - 5.85%		
Washington Mutual, Inc.	17,000	739,500
Services - Prepackaged Software - 2.69%		
Microsoft Corp.	13,000	339,950

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2005

NOTE 1. ORGANIZATION

GJMB Growth Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Board”). The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, or accreted, using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rule and rates.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are primarily caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended December 31, 2005, there were no such reclassifications.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2005, the Advisor earned a fee of $155,269 from the Fund. At December 31, 2005, the Fund owed the Advisor $13,179 for its advisory services.

The Fund retains Unified Fund Services, Inc., (“Unified”) a wholly owned subsidiary of Unified Financial Services, Inc. (“UFS”) to manage the Fund’s business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. . A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

Unified Financial Securities, Inc., (the “Distributor), a wholly owned subsidiary of UFS, acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the fiscal year ended December 31, 2005. A Trustee and certain officers of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 4. INVESTMENTS - continued

As of December 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

At December 31, 2005, the aggregate cost of securities for federal income tax purposes was $11,727,445.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, Charles Schwab & Co. and National Financial Services Corp., held in omnibus accounts for the benefit of their customers, 66.35% and 31.40%, respectively, of the Fund’s shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,636,473, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
December 2010	$ 1,410,579
December 2011	$225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended December 31, 2005, the Fund paid an income distribution of $0.1211 per share to shareholders of record on December 27, 2005. On May 6, 2005, an income dividend distribution of $0.0073 per share, was paid to shareholders of record as of May 5, 2005.

GJMB Growth Fund

Notes to the Financial Statements

December 31, 2005 – continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax character of distributions paid during fiscal years 2005 and 2004 was as follows:

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and deferral of post – October losses.

To the Shareholders and Trustees

GJMB Growth Fund

(a Series of the Unified Series Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GJMB Growth Fund (the “Fund”), as of December 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy and Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy and Associates CPA’s Inc., expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Fund’s custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 21, 2006

TRUSTEES AND OFFICERS (Unaudited)

Independent Trustees

Name, Address*, (Date of Birth), Position with Fund Complex**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005. Chairman of the Investment Committee for W.H. Donner Foundation and W.H. Donner Canadian Foundation since June 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present

Vice President of Unified Fund Services, Inc., the Trust’s administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975)**** Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust is not part of a Fund Complex. The Trust currently consists of 34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 912-4562 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by  (1) calling the Fund at (888) 912-4562; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Freddie Jacobs Jr., Chief Financial Officer and Treasurer

Heather A. Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasedena, CA 91101

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS

Cohen McCurdy Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)         Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

ACM

FY 2005	$ 8,915
FY 2004	$ 7,710

GJMB

FY 2005	$ 10,415
FY 2004	$ 9,086

Crawford

FY 2005	$ 10,410
FY 2004	$ 10,141
(b) Audit-Related Fees

Registrant		Adviser
FY 2005	$ 0	$ 0
FY 2004	$ 0	$ 0
Nature of the fees:

(c) Tax Fees

ACM

FY 2005	$ 1,575
FY 2004	$ 1,550

GJMB

FY 2005	$ 1,575
FY 2004	$ 1,550

Crawford

FY 2005	$ 1,800
FY 2004	$ 675

Nature of the fees: preparation of the 1120 RIC and Excise returns

(d) All Other Fees

Registrant		Adviser
FY 2005	$ 0	$ 0
FY 2004	$ 0	$ 0
Nature of the fees:

(e) (1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)         During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant		Adviser
FY 2005	$ 0	$0
FY 2004	$ 0	$0

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of January 6, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date 3/8/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date3/8/06

By

* /s/ Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date 3/8/06